Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Potentially dilutive equity securities		3,525,886	3,550,430
Warrant [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Potentially dilutive equity securities		25,730	25,730
Convertible Preferred Stock [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Potentially dilutive equity securities	[1]	3,500,000	3,500,000
Convertible notes [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Potentially dilutive equity securities		156,190	24,200
Common stock issuable [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Potentially dilutive equity securities			500

[1]	Each share of preferred stock (7,000,000 shares) is convertible into 100 shares of common stock.